Shareholder Report, Holdings (Details) - Institutional Shares	Dec. 31, 2024
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.18%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.84%
Government Securities
Holdings [Line Items]
Percent of Net Asset Value	12.33%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.03%
United States Treasury 3.93% Due 01/14/2025
Holdings [Line Items]
Percent of Net Asset Value	4.93%
Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Visa Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.16%
United States Treasury 3.46% Due 01/07/2025
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.39%
United States Treasury 4.10% Due 01/21/2025
Holdings [Line Items]
Percent of Net Asset Value	3.29%